Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Cheval Resources Corporation
Entity Central Index Key	0001515800
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	This amendment number 4 to the Form S-1 is being submitted to add updated financials.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018